Repurchase Agreements and Securities Lending Transactions Accounted for as Secured Borrowings (Gross Amounts of Liabilities by Class of Underlying Collateral) (Parenthetical) (Detail) - JPY (¥)
¥ in Billions
		Mar. 31, 2026	Mar. 31, 2025
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Customer securities for which entity has right to sell or repledge fair value	[1],[2]	¥ 77	¥ 125

[1]	Amounts relate to transactions where the Group acts as lender in a securities lending agreement and receives securities that can be sold or pledged as collateral. In these transactions, the Group recognizes the securities received at fair value within Other assets and the obligation to return those securities as a liability within Other liabilities.
[2]	Amounts relating to master netting arrangements or similar agreements where the MHFG Group does not have the legal right of set-off or where uncertainty exists as to the enforceability of these agreements are excluded. For derivatives, the table includes amounts relating to over-the-counter (“OTC”) and OTC-cleared derivatives that are subject to enforceable master netting arrangements or similar agreements.